Retirement benefits - Summary of Defined Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
At January 1	$ 1,602
Return on plan assets in excess of interest income	2,319	$ (1,243)	$ 20,612
Other movements	93	(44)	349
At December 31	3,251	1,602
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1	79,961	76,756
Return on plan assets in excess of interest income	(2,319)	1,243
Interest income	2,999	3,417
Employer contributions	409	704
Plan participants' contributions	36	34
Benefit payments	(3,590)	(3,706)
Other movements	(4,452)	(18)
Currency translation differences	(3,337)	1,531
At December 31	69,707	79,961	76,756
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
At January 1	30,266	27,986
Return on plan assets in excess of interest income	(34)	833
Interest income	946	1,035
Employer contributions	2	419
Plan participants' contributions	12	11
Benefit payments	(1,076)	(1,032)
Other movements	(9)	(6)
Currency translation differences	(1,777)	1,020
At December 31	28,330	30,266	27,986
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
At January 1	22,320	21,963
Return on plan assets in excess of interest income	(2,435)	(999)
Interest income	995	1,094
Employer contributions	36	34
Plan participants' contributions	17	16
Benefit payments	(1,081)	(1,014)
Other movements	(22)	(16)
Currency translation differences	(270)	1,242
At December 31	19,560	22,320	21,963
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
At January 1	14,835	14,243
Return on plan assets in excess of interest income	(566)	609
Interest income	487	679
Employer contributions	262	274
Plan participants' contributions	0	0
Benefit payments	(702)	(957)
Other movements	(4,891)	(13)
Currency translation differences	0	0
At December 31	9,425	14,835	14,243
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
At January 1	12,540	12,564
Return on plan assets in excess of interest income	716	800
Interest income	571	609
Employer contributions	109	(23)
Plan participants' contributions	7	7
Benefit payments	(731)	(703)
Other movements	470	17
Currency translation differences	(1,290)	(731)
At December 31	12,392	12,540	$ 12,564
Contributions received from the captive structure in relation to the pension plans reinsurred		212
Defined benefit plan assets | Rest of the world | Captive structure
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	108
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
At January 1	2,730
At December 31	2,705	2,730
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
At January 1	3,504
At December 31	$ 3,179	$ 3,504
Level 1 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	12.00%	12.00%
Level 1 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	68.00%	71.00%
Level 1 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	2.00%	1.00%
Level 2 and 3
Disclosure of net defined benefit liability (asset) [line items]
Cash	3.00%	1.00%
Level 2 and 3 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	13.00%	12.00%
Level 2 and 3 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	4.00%	4.00%
Level 2 and 3 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	6.00%	7.00%
Level 2 and 3 | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	1.00%	0.00%
Level 2 and 3 | Investment funds
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	3.00%	3.00%
Level 2 and 3 | Debt repurchase agreements
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	(12.00%)	(11.00%)